Note 24 - Derivative Financial Instruments - Hedge Reserve Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Hedge accounting reserve	$ (900)
Hedge accounting reserve	2,600	$ (900)
Cash flow hedges [member]
Statement Line Items [Line Items]
Hedge accounting reserve	(916)	(240)
Movements	3,507	(676)
Hedge accounting reserve	2,591	(916)
Foreign exchange derivatives contracts [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Hedge accounting reserve	(916)	(240)
Movements	3,507	(676)
Hedge accounting reserve	$ 2,591	$ (916)